Segments and Geographical Information (Details) - Schedule of operating segments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RFID [Member]
Segment Reporting Information [Line Items]
Revenues	$ 7,693	$ 6,322
Gross profit	1,915	1,553
Allocated operating expenses	1,209	1,112
Acquisition expenses	44
Unallocated operating expenses
Operating Income (loss)	662	441
Financial expenses
Net Income before tax
Tax on income
Net Income
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	12,873	9,249
Gross profit	2,575	1,699
Allocated operating expenses	1,585	1,148
Unallocated operating expenses
Operating Income (loss)	990	551
Financial expenses
Net Income before tax
Tax on income
Net Income
Intelligent Robotics [Member]
Segment Reporting Information [Line Items]
Revenues	572	1,036
Gross profit	(19)	31
Allocated operating expenses	271	336
Unallocated operating expenses
Operating Income (loss)	(290)	(305)
Financial expenses
Net Income before tax
Tax on income
Net Income
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	21,138	16,557
Gross profit	4,471	3,283
Allocated operating expenses	3,065	2,596
Acquisition expenses	44
Unallocated operating expenses	361	324
Operating Income (loss)	1,001	363
Financial expenses	(529)	(98)
Net Income before tax	472	265
Tax on income		(1)
Net Income	472	264
Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues		(50)
Gross profit
Allocated operating expenses
Unallocated operating expenses
Operating Income (loss)
Financial expenses
Net Income before tax
Tax on income
Net Income